Federated Hermes MDT Small Cap Core ETF
Portfolio of Investments
May 31, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—99.5%
		Communication Services—3.1%
3,080	[1]	AMC Networks, Inc.	$ 20,359
3,608	[1]	Bumble, Inc.	20,277
140		Cable One, Inc.	20,486
1,687		Cinemark Holdings, Inc.	56,970
7,964	[1]	Grindr, Inc.	194,481
26,523	[1]	Lumen Technologies, Inc.	103,970
		TOTAL	416,543
		Consumer Discretionary—9.0%
2,684	[1]	Adient PLC	41,844
1,057	[1]	American Public Education, Inc.	31,129
7,641	[1]	Beyond, Inc.	48,979
190	[1]	Brinker International, Inc.	32,800
9,784	[1]	Chegg, Inc.	9,980
2,057		Clarus Corp.	6,541
6,466	[1]	Coursera, Inc.	57,224
2,459	[1]	European Wax Center, Inc.	12,516
2,923	[1]	EVgo, Inc.	11,546
11	[1]	Fox Factory Holding Corp.	282
1,944	[1]	Funko, Inc.	8,145
3,438	[1]	Helen of Troy Ltd.	92,448
7,553	[1]	iRobot Corp.	23,188
22,956		Krispy Kreme, Inc.	66,343
1,823	[1]	Life Time Group Holdings, Inc.	52,138
50		Murphy USA, Inc.	21,340
4,911	[1]	National Vision Holdings, Inc.	97,287
2,029	[1]	ODP Corp./The	33,377
3,363	[1]	Peloton Interactive, Inc.	23,877
5,472	[1]	PetMed Express, Inc.	20,246
2,163	[1]	Revolve Group, Inc.	44,558
799	[1]	Rush Street Interactive, Inc.	10,139
9,348	[1]	Stoneridge, Inc.	46,927
2,418		Super Group SGHC Ltd.	21,133
870	[1]	Taylor Morrison Home Corp.	48,964
253		Texas Roadhouse, Inc.	49,388
1,679	[1]	ThredUp, Inc.	12,089
6,907	[1]	Udemy, Inc.	50,559
1,865	[1]	Universal Technical Institute, Inc.	66,263
1,316		Upbound Group, Inc.	30,189
1,295	[1]	Victoria’s Secret & Co.	27,467
5,703		Wolverine World Wide, Inc.	97,293
		TOTAL	1,196,199
		Consumer Staples—4.3%
823	[1]	Bellring Brands, Inc.	51,808
314		Energizer Holdings, Inc.	7,313
7,081	[1]	Hain Celestial Group, Inc.	13,241
2,550	[1]	Medifast, Inc.	35,879
2,484		MGP Ingredients, Inc.	73,079

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
9,176		Nu Skin Enterprises, Inc., Class A	$ 79,189
1,385	[1]	Sprouts Farmers Market, Inc.	239,411
890		Turning Point Brands, Inc.	66,145
279	[1]	United Natural Foods, Inc.	8,529
		TOTAL	574,594
		Energy—4.0%
720		Archrock, Inc.	17,928
3,051		Ardmore Shipping Corp.	29,320
3,552	[1]	CNX Resources Corp.	114,659
3,043	[1]	DMC Global, Inc.	19,658
1,348	[1]	Expro Group Holdings NV	11,215
18,669	[1]	Green Plains, Inc.	77,663
409		Kinetik Holdings, Inc.	18,217
457		Magnolia Oil & Gas Corp.	9,825
237		Murphy Oil Corp.	4,960
985	[1]	Nabors Industries Ltd.	25,423
1,837	[1]	Oil States International, Inc.	7,991
2,888	[1]	Seadrill Ltd.	67,002
3,261	[1]	Tidewater, Inc.	129,494
		TOTAL	533,355
		Financials—18.6%
1,057		Acadian Asset Management, Inc.	31,826
2,733		Amalgamated Financial Corp.	82,591
73		BancFirst Corp.	9,031
598		Banco Latinoamericano de Comercio Exterior SA, Class E	24,530
5,108		BankUnited, Inc.	173,570
263		Bread Financial Holdings, Inc.	13,476
12,081		BrightSpire Capital, Inc.	61,130
4,199		Byline Bancorp, Inc.	108,628
2,677	[1]	Cantaloupe, Inc.	22,407
505		Capital Bancorp, Inc.	16,312
3,974		CNO Financial Group, Inc.	150,853
2,560		Compass Diversified Trust	17,203
727	[1]	Customers Bancorp, Inc.	37,048
1,085		Employers Holdings, Inc.	52,807
3,008		FB Financial Corp.	131,299
1,268		First Business Financial Services, Inc.	61,840
141		First Mid-Illinois Bancshares, Inc.	4,975
1,465	[1]	Flywire Corp.	15,749
2,088		Fulton Financial Corp.	36,018
36	[1]	Green Dot Corp.	333
2,899	[1]	Hamilton Insurance Group Ltd.	63,082
199		Hancock Whitney Corp.	10,879
162		HCI Group, Inc.	27,341
615		Hometrust Bancshares, Inc.	22,195
1,684		Jackson Financial, Inc.	137,936
402	[1]	Lemonade, Inc.	13,467
4,123	[1]	LendingClub Corp.	41,354
987	[1]	LendingTree, Inc.	34,565
629		Mercantile Bank Corp.	27,777
773		Mercury General Corp.	49,843
490		Midland States Bancorp, Inc.	8,271

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
285		Moelis & Co.	$ 16,276
712	[1]	NCR Atleos Corp.	18,875
581	[1]	NMI Holdings, Inc.	23,077
1,531		OFG Bancorp.	62,985
642	[1]	Palomar Holdings, Inc.	110,084
1,240	[1]	Payoneer Global, Inc.	8,444
569		Peapack-Gladstone Financial Corp.	15,602
120		Preferred Bank Los Angeles, CA	10,033
1,001		RLI Corp.	76,947
77	[1]	Root, Inc.	10,086
196		ServisFirst Bancshares, Inc.	14,588
927		Sierra Bancorp	25,372
3,522	[1]	Siriuspoint Ltd.	68,996
3,320	[1]	Skyward Specialty Insurance Group, Inc.	210,322
486	[1]	StoneCo Ltd.	6,634
365	[1]	Texas Capital Bancshares, Inc.	26,167
811		The Bank of NT Butterfield & Son Ltd.	34,192
3,076		Trustmark Corp.	105,999
344		UMB Financial Corp.	35,473
304		Universal Insurance Holdings, Inc.	8,251
413	[1]	Upstart Holdings, Inc.	19,481
1,217		Victory Capital Holdings, Inc.	75,466
		TOTAL	2,471,686
		Health Care—16.7%
11,599	[1]	4D Molecular Therapeutics, Inc.	41,988
3,181	[1]	ADMA Biologics, Inc.	63,111
11,799	[1]	Akebia Therapeutics, Inc.	35,751
3,943	[1]	Alignment Healthcare, Inc.	60,604
6,535	[1]	Altimmune, Inc.	35,485
3,774	[1]	AMN Healthcare Services, Inc.	79,669
5,592	[1]	Amylyx Pharmaceuticals, Inc.	28,799
255	[1]	Arcellx, Inc.	15,825
2,820	[1]	Arcutis Biotherapeutics, Inc.	36,773
5,586	[1]	Arvinas, Inc.	40,219
728	[1]	Avadel Pharmaceuticals PLC	6,632
305	[1]	Axsome Therapeutics, Inc.	32,074
495	[1]	BioCryst Pharmaceuticals, Inc.	5,321
406	[1]	Bridgebio Pharma, Inc.	13,905
766	[1]	BrightSpring Health Services, Inc.	18,238
898	[1]	CareDx, Inc.	15,257
1,280	[1]	Catalyst Pharmaceutical Partners, Inc.	31,949
2,998	[1]	Codexis, Inc.	6,895
2,721	[1]	Edgewise Therapeutics, Inc.	38,856
2,104	[1]	Emergent BioSolutions, Inc.	13,297
811	[1]	Enliven Therapeutics, Inc.	14,411
870	[1]	Entrada Therapeutics, Inc.	6,612
3,637	[1]	Evolent Health, Inc.	27,096
6,766	[1]	EyePoint Pharmaceuticals, Inc.	48,986
101	[1]	Glaukos Corp.	9,523
1,052	[1]	Guardant Health, Inc.	42,732
2,080	[1]	Halozyme Therapeutics, Inc.	116,626
2,038	[1]	Harmony Biosciences Holdings, Inc.	70,311

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
241	[1]	Hims & Hers Health, Inc.	$ 13,631
5,072	[1]	Inogen, Inc.	32,588
716	[1]	Insmed, Inc.	49,927
343	[1]	iRhythm Technologies, Inc.	48,191
4,261	[1]	Keros Therapeutics, Inc.	60,293
304	[1]	Krystal Biotech, Inc.	38,292
435		LeMaitre Vascular, Inc.	35,757
937	[1]	Livanova PLC	40,525
10,525	[1]	Mannkind Corp.	43,679
2,386	[1]	Mirum Pharmaceuticals, Inc.	106,082
9,435	[1]	Myriad Genetics, Inc.	39,533
5,836	[1]	Neogen Corp.	34,199
2,208	[1]	NeoGenomics, Inc.	16,074
2,670	[1]	Omnicell, Inc.	81,088
1,152	[1]	Pediatrix Medical Group, Inc.	16,301
367		Phibro Animal Health Corp.	8,962
336	[1]	PROCEPT BioRobotics Corp.	19,488
8,789	[1]	Prothena Corp. PLC	40,342
1,417	[1]	Rhythm Pharmaceuticals, Inc.	86,905
8,440	[1]	SAGE Therapeutics, Inc.	54,522
2,643		Siga Technologies, Inc.	15,805
220	[1]	Staar Surgical Co.	3,918
314	[1]	Supernus Pharmaceuticals, Inc.	9,954
3,798	[1]	Tactile Systems Technology, Inc.	37,524
320	[1]	Tarsus Pharmaceuticals, Inc.	13,744
569	[1]	Tg Therapeutics, Inc.	19,978
1,979	[1]	Travere Therapeutics, Inc.	29,725
3,079	[1]	TruBridge, Inc.	73,680
2,468	[1]	Vanda Pharmaceuticals, Inc.	10,711
1,563	[1]	Varex Imaging Corp.	11,988
3,371	[1]	Waystar Holding Corp.	134,773
3,771	[1]	Xeris Biopharma Holdings, Inc.	18,629
7,634	[1]	Zentalis Pharmaceuticals, Inc.	9,237
1,144	[1]	Zymeworks, Inc.	13,076
		TOTAL	2,226,066
		Industrials—17.7%
1,577		Allegiant Travel Co.	87,650
890		ArcBest Corp.	55,794
1,184	[1]	Array Technologies, Inc.	7,814
1,746		Atkore, Inc.	113,665
880		Atmus Filtration Technologies, Inc.	31,698
1,683	[1]	Blue Bird Corp.	65,132
159		Boise Cascade Co.	13,814
3,805	[1]	BrightView Holdings, Inc.	59,282
123	[1]	Casella Waste Systems, Inc.	14,417
47		Comfort Systems USA, Inc.	22,477
565	[1]	Construction Partners, Inc.	59,150
777	[1]	CoreCivic, Inc.	17,063
45		CSW Industrials, Inc.	13,761
261		Emcor Group, Inc.	123,155
7,955	[1]	Fluence Energy, Inc.	37,388
2,913	[1]	Fluor Corp.	121,123

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
2,653	[1]	Forrester Research, Inc.	$ 28,201
6,526	[1]	Fuelcell Energy, Inc.	33,348
746		Griffon Corp.	51,287
918		Hillenbrand, Inc.	17,938
926	[1]	Hurco Co., Inc.	13,547
382	[1]	Huron Consulting Group, Inc.	54,561
833		Hyster-Yale, Inc.	33,453
15,865	[1]	JELD-WEN Holding, Inc.	57,907
977		Kelly Services, Inc., Class A	11,450
1,134	[1]	Legalzoom.com, Inc.	10,353
1,964		Leonardo DRS, Inc.	83,077
2,459	[1]	Manitowoc, Inc.	25,844
6,300		Mueller Water Products, Inc.	154,539
279		Park-Ohio Holdings Corp.	5,106
327	[1]	Parsons Corp.	21,203
2,924		Pitney Bowes, Inc.	30,117
522		Powell Industries, Inc.	88,526
2,160		Primoris Services Corp.	155,758
2,252	[1]	Redwire Corp	32,226
4,663	[1]	Resideo Technologies, Inc.	96,524
1,536		REV Group, Inc.	57,585
674	[1]	Rocket Lab Corp.	18,056
3,228	[1]	Shoals Technologies Group, Inc.	15,236
1,266	[1]	SkyWest, Inc.	128,436
174	[1]	Sterling Construction Co., Inc.	32,714
187		Tennant Co.	13,917
1,479		The Shyft Group, Inc.	15,515
184	[1]	Thermon Group Holdings, Inc.	4,773
1,886	[1]	TrueBlue, Inc.	11,316
21,948		TTEC Holdings, Inc.	107,765
255	[1]	V2X, Inc.	11,546
371	[1]	Vicor Corp.	16,190
5,158		Wabash National Corp.	44,720
154		Watts Industries, Inc., Class A	37,286
		TOTAL	2,363,403
		Information Technology—14.3%
4,495	[1]	Adtran Holdings, Inc.	36,095
35	[1]	AppFolio, Inc.	7,391
1,843	[1]	Arteris, Inc.	14,320
590	[1]	ASGN, Inc.	31,158
5,226	[1]	Aurora Innovation, Inc.	31,670
4,462	[1]	AvePoint, Inc.	83,216
1,370	[1]	Axcelis Technologies, Inc.	77,186
373	[1]	Blackline, Inc.	20,862
2,826	[1]	C3.AI, Inc.	75,143
1,624		Clear Secure, Inc.	40,194
466	[1]	Clearwater Analytics Holdings, Inc.	10,765
896	[1]	Cohu, Inc.	15,295
7,658	[1]	Extreme Networks, Inc.	120,001
519	[1]	FormFactor, Inc.	15,492
1,093	[1]	Intapp, Inc.	60,246
80		InterDigital, Inc.	17,381

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
876	[1]	Life360, Inc.	$ 55,670
481	[1]	LiveRamp Holdings, Inc.	15,671
2,509	[1]	MaxLinear, Inc.	28,578
14,544		Methode Electronics, Inc., Class A	115,625
1,557		Napco Security Technologies, Inc.	43,440
1,079	[1]	NetScout Systems, Inc.	24,644
6,359	[1]	ON24, Inc.	36,183
2,394	[1]	Pagaya Technologies Ltd.	39,357
1,221	[1]	PROS Holdings, Inc.	21,477
372	[1]	Q2 Holdings, Inc.	32,557
212	[1]	Qualys, Inc.	29,373
5,554	[1]	Rackspace Technology, Inc.	6,332
385	[1]	Rogers Corp.	25,629
1,358		Sapiens International Corp. NV	38,975
1,587	[1]	Semrush Holdings, Inc.	15,616
10,938	[1]	Sprinklr, Inc.	92,317
4,023	[1]	Sprout Social, Inc.	87,822
52	[1]	SPS Commerce, Inc.	7,320
1,052	[1]	Tenable Holdings, Inc.	33,895
7,546	[1]	Unisys Corp.	35,994
6,622	[1]	Veeco Instruments, Inc.	127,871
2,045	[1]	Verint Systems, Inc.	35,869
794	[1]	Viant Technology, Inc.	10,949
4,296	[1]	ViaSat, Inc.	37,504
2,373	[1]	Weave Communications, Inc.	22,899
30,648		Xerox Holdings Corp.	149,869
11,397	[1]	Yext, Inc.	76,474
		TOTAL	1,904,325
		Materials—4.0%
252	[1]	Alpha Metallurgical Resources, Inc.	28,234
12,121	[1]	Aspen Aerogels, Inc.	69,817
657		Commercial Metals Corp.	30,610
599	[1]	Compass Minerals International, Inc.	11,507
759	[1]	Knife River Corp.	71,422
454		Koppers Holdings, Inc.	13,947
1,128		Mativ Holdings, Inc.	6,452
9,799	[1]	Rayonier Advanced Materials, Inc.	37,726
13,688	[1]	SSR Mining, Inc.	161,929
5,882		SunCoke Energy, Inc.	47,879
106		Sylvamo Corp.	5,615
8,826		Trox Holdings PLC	50,132
		TOTAL	535,270
		Real Estate—5.4%
1,128		Alexander and Baldwin, Inc.	20,202
5,850		American Healthcare REIT, Inc.	204,399
23,064		Brandywine Realty Trust	97,561
3,147	[1]	Cushman & Wakefield PLC	31,564
1,448		Essential Properties Realty Trust, Inc.	47,060
1,011		Independence Realty Trust, Inc.	18,795
7,460		Newmark Group, Inc.	82,135
2,691		Outfront Media, Inc.	44,455
5,733	[1]	Real Brokerage, Inc./The	23,620

Shares			Value
		COMMON STOCKS—continued
		Real Estate—continued
3,104		RMR Group, Inc./The	$ 46,870
854		SL Green Realty Corp.	48,482
1,259		Tanger, Inc.	37,518
1,181		Whitestone Project	14,550
		TOTAL	717,211
		Utilities—2.4%
460		Avista Corp.	17,715
243		Black Hills Corp.	14,208
878		California Water Service Group	41,485
78		Chesapeake Utilities Corp.	9,531
302		H2O America	15,849
448	[1]	Hawaiian Electric Industries, Inc.	4,785
351		ONE Gas, Inc.	26,241
1,344		Otter Tail Corp.	103,730
2,133		Portland General Electric Co.	90,439
		TOTAL	323,983
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $13,293,494)	13,262,635
		OTHER ASSETS AND LIABILITIES - NET—0.5%[2]	63,444
		NET ASSETS—100%	$13,326,079

1	Non-income-producing security.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at May 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities or ETFs listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The

Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust